Gains Losses On Financial Assets At Fair Value Through Profit Or Loss Gains or losses on financial assets held for trading (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	₩ 6,123	₩ 185,786	₩ 171,137
Financial instruments held for trading
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	3,442	9,982	4,321
Securities
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	3,069	9,627	4,081
Other financial assets
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	373	355	240
Derivatives (for trading)
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	2,681	175,804	166,816
Interest rates derivatives
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	44,880	22,024	(11,320)
Currencies derivatives
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	(155,315)	121,063	253,461
Equity derivatives
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	113,758	34,377	(74,128)
Other derivatives
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	(642)	(1,660)	(1,197)
Gain on valuation | Securities
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	2,764	9,323	7,735
Gain on valuation | Other financial assets
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	6,524	13,628	10,195
Gain on disposals | Securities
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	20,528	24,509	32,780
Gain on disposals | Other financial assets
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	2,353	2,404	442
Gain on transactions and valuation | Interest rates derivatives
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	1,088,192	1,423,606	1,240,353
Gain on transactions and valuation | Currencies derivatives
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	7,253,426	5,804,420	4,241,317
Gain on transactions and valuation | Equity derivatives
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	511,220	293,657	92,400
Gain on transactions and valuation | Other derivatives
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	4,056	50,139	54,322
Loss on valuation | Securities
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	(13,757)	(12,681)	(13,663)
Loss on valuation | Other financial assets
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	(7,885)	(14,033)	(10,189)
Loss on disposals | Securities
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	(6,466)	(11,524)	(22,771)
Loss on disposals | Other financial assets
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	(619)	(1,644)	(208)
Loss on transactions and valuation | Interest rates derivatives
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	(1,043,312)	(1,401,582)	(1,251,673)
Loss on transactions and valuation | Currencies derivatives
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	(7,408,741)	(5,683,357)	(3,987,856)
Loss on transactions and valuation | Equity derivatives
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	(397,462)	(259,280)	(166,528)
Loss on transactions and valuation | Other derivatives
Gains losses on financial instruments held for trading [Line Items]
Total net gains and losses on financial assets held for trading	₩ (4,698)	₩ (51,799)	₩ (55,519)